Leases	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Leases
9.	Leases

($000s)	Balance January 1, 2020	Additions	Depreciation	Balance December 31, 2020
Right of use assets	271	-	(36)	235

($000s)	Balance December 31, 2018	Adoption of IFRS 16 on January 1, 2019	Depreciation	Balance December 31, 2019
Right of use assets	-	307	(36)	271

($000s)	December 31, 2020	December 31, 2019
Current	41	46
Non-current	207	228
Total discounted lease liability	248	274